Earnings per share (Details)		12 Months Ended
	Sep. 02, 2021 item	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares
Earnings per share
Earnings from continuing operations, used to calculate basic EPS | $		$ (73,906,929)	$ 53,408,454	$ (271,729,101)
Earnings from continuing operations, used to calculate diluted EPS | $		(73,906,929)	53,408,454	(271,729,101)
Earnings from discontinued operations, used to calculate basic EPS | $		3,514,523	11,667,246
Earnings from discontinued operations, used to calculate diluted EPS | $		3,514,523	11,667,246
Earnings, used to calculate basic EPS | $		(70,392,929)	65,075,454	(271,729,101)
Earnings, used to calculate diluted EPS | $		$ (70,392,929)	$ 65,075,454	$ (271,729,101)
Weighted average number of shares, used for calculating basic EPS | shares		131,468,888	121,161,250	68,326,365
Weighted average number of shares, used for calculating diluted EPS | shares		131,468,888	121,929,892	68,326,365
Per share amount from continuing operations, basic EPS | $ / shares		$ (0.5622)	$ 0.4408	$ (3.9769)
Per share amount from continuing operations, diluted EPS | $ / shares		(0.5622)	0.4380	(3.9769)
Per share amount from discontinued operations, basic EPS | $ / shares		0.0267	0.0963
Per share amount from discontinued operations, diluted EPS | $ / shares		0.0267	0.0957
Per share amount, basic EPS | $ / shares		(0.5354)	0.5371	(3.9769)
Per share amount, diluted EPS | $ / shares		$ (0.5354)	$ 0.5337	$ (3.9769)
Share exchange ratio | item	46.06